UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG FUNDS LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31st

Date of reporting period: JANUARY 31, 2016 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 11.7%
2U, Inc.*,1	16,842	$340,040
Boot Barn Holdings, Inc.*	10,088	61,335
Deckers Outdoor Corp.*	4,464	220,789
Dorman Products, Inc.*,1	4,264	184,631
DSW, Inc., Class A1	8,151	195,706
Fiesta Restaurant Group, Inc.*	4,701	171,116
Fox Factory Holding Corp.*,1	16,199	239,583
The Habit Restaurants, Inc., Class A*	3,476	71,362
Harman International Industries, Inc.	3,531	262,671
IMAX Corp.*	9,152	284,261
LKQ Corp.*	18,549	508,243
Visteon Corp.	664	44,408
Total Consumer Discretionary		2,584,145
Consumer Staples - 1.2%
Amplify Snack Brands, Inc.*	4,507	48,676
Natural Grocers by Vitamin Cottage, Inc.*,1	12,149	218,803
Total Consumer Staples		267,479
Energy - 0.3%
Bonanza Creek Energy, Inc.*	16,223	46,236
Carrizo Oil & Gas, Inc.*	114	3,093
Oasis Petroleum, Inc.*,1	1,839	9,839
Total Energy		59,168
Financials - 9.3%
Argo Group International Holdings, Ltd.	5,102	289,947
Jones Lang LaSalle, Inc.	2,071	291,431
Raymond James Financial, Inc.	11,062	484,626
Renasant Corp.	4,788	152,019
Signature Bank*	4,563	635,808
Webster Financial Corp.	6,571	217,960
Total Financials		2,071,791
Health Care - 26.0%
ABIOMED, Inc.*	690	58,878
ACADIA Pharmaceuticals, Inc.*,1	4,259	88,119
Alkermes PLC*	4,451	142,477
AmSurg Corp.*	661	48,379
Bluebird Bio, Inc.*,1	1,809	74,820
Celldex Therapeutics, Inc.*,1	28,867	239,596
Cynosure, Inc., Class A*	2,625	95,025

	Shares	Value
DexCom, Inc.*	4,595	$327,532
Foundation Medicine, Inc.*	1,338	19,521
HealthSouth Corp.	11,461	410,189
HeartWare International, Inc.*	7,839	314,657
Insulet Corp.*	3,340	110,821
Insys Therapeutics, Inc.*,1	4,615	80,070
Intra-Cellular Therapies, Inc.*	4,436	164,487
Intrexon Corp.*,1	5,532	161,202
Kite Pharma, Inc.*	5,313	252,314
The Medicines Co.*,1	3,464	119,716
Medidata Solutions, Inc.*	8,798	375,939
Medivation, Inc.*	15,915	520,420
MEDNAX, Inc.*	6,127	425,581
Molina Healthcare, Inc.*,1	4,216	231,501
Myriad Genetics, Inc.*,1	9,900	385,803
Pacira Pharmaceuticals, Inc.*	2,349	139,578
PAREXEL International Corp.*	6,440	411,902
PTC Therapeutics, Inc.*,1	4,650	110,763
Sangamo BioSciences, Inc.*,1	3,754	22,712
STERIS PLC[1]	4,475	309,849
Team Health Holdings, Inc.*	1,155	47,205
United Therapeutics Corp.*	599	73,785
Total Health Care		5,762,841
Industrials - 19.4%
A. O. Smith Corp.	4,095	286,036
The Advisory Board Co.*	5,829	266,793
American Woodmark Corp.*	928	64,032
Beacon Roofing Supply, Inc.*	11,150	451,575
BMC Stock Holdings, Inc.*	2,952	42,420
Caesarstone Sdot-Yam, Ltd.*	4,812	180,883
Generac Holdings, Inc.*,1	5,934	168,644
KAR Auction Services, Inc.	12,572	420,156
Kirby Corp.*	1,441	72,987
LSI Industries, Inc.	7,888	91,028
MasTec, Inc.*,1	37,405	577,533
On Assignment, Inc.*	6,297	243,379
Swift Transportation Co.*,1	14,838	242,008
TransUnion*	12,302	304,351
WABCO Holdings, Inc.*	485	43,480

1

AMG Frontier Small Cap Growth Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 19.4% (continued)
Watsco, Inc.	7,294	$847,636
Total Industrials		4,302,941
Information Technology - 27.1%
3D Systems Corp.*,1	5,858	46,923
Benefitfocus, Inc.*,1	7,154	208,611
Blackhawk Network Holdings, Inc.*	13,603	512,697
Bottomline Technologies, Inc.*	4,195	120,900
Callidus Software, Inc.*	14,289	220,479
Cornerstone OnDemand, Inc.*,1	7,185	220,508
Ellie Mae, Inc.*,1	6,272	437,974
Envestnet, Inc.*	5,045	118,305
Euronet Worldwide, Inc.*	4,598	366,782
Fair Isaac Corp.	2,452	234,338
Fleetmatics Group PLC*	8,504	369,159
FLIR Systems, Inc.	5,460	159,650
Fortinet, Inc.*	1,927	54,226
Genpact, Ltd.*	6,334	151,509
Ingram Micro, Inc., Class A	9,463	266,857
Jack Henry & Associates, Inc.	6,616	537,087
Leidos Holdings, Inc.	1,983	91,456
Marketo, Inc.*	3,719	70,698
New Relic, Inc.*,1	3,634	102,551
ON Semiconductor Corp.*	41,870	358,407
QLogic Corp.*	18,167	232,901
Qorvo, Inc.*	3,272	129,571
RealPage, Inc.*	4,370	84,297
Rovi Corp.*,1	16,104	313,384
Synchronoss Technologies, Inc.*	1,837	56,286
Tangoe, Inc.*,1	30,557	255,762
Tessera Technologies, Inc.	7,573	218,254
Virtusa Corp.*	590	26,385
Web.com Group, Inc.*	1,882	35,438
Total Information Technology		6,001,395
Materials - 0.4%
Kraton Performance Polymers, Inc.*	5,575	81,841
Telecommunication Services - 2.2%
Cogent Communications Holdings, Inc.[1]	11,650	389,227
inContact, Inc.*,1	11,643	100,712
Total Telecommunication Services		489,939
Total Common Stocks (cost $18,983,947)		21,621,540

	Principal Amount	Value
Short-Term Investments - 17.5%
Repurchase Agreements - 16.0%[2]
Cantor Fitzgerald Securities, dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 01/29/16, due 02/01/16, 0.380%, total to be received $1,000,032 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 03/23/16 - 02/01/49, totaling $1,020,000)	1,000,000	1,000,000
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $42,375 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $43,222)	42,374	42,374
ING Financial Markets, LLC, dated 01/29/16, due 02/01/16, 0.320%, total to be received $509,195 (collateralized by various U.S. Government Agency Obligations, 1.696% - 6.260%, 01/01/19 - 08/01/46, totaling $519,367)	509,181	509,181
Nomura Securities International, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/20/17 - 12/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		3,551,555

	Shares
Other Investment Companies - 1.5%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	320,867	320,867
Total Short-Term Investments (cost $3,872,422)		3,872,422

Total Investments - 115.1% (cost $22,856,369)		25,493,962
Other Assets, less Liabilities - (15.1)%		(3,353,365)
Net Assets - 100.0%		$22,140,597

2

AMG TimesSquare All Cap Growth Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Common Stocks - 95.7%
Consumer Discretionary - 16.2%
Charter Communications, Inc., Class A*,1	10,445	$1,789,855
Dollar Tree, Inc.*	12,070	981,532
Hilton Worldwide Holdings, Inc.	46,000	819,260
Lowe’s Cos., Inc.	19,840	1,421,734
NIKE, Inc., Class B	19,110	1,185,011
Starbucks Corp.	25,545	1,552,370
Total Consumer Discretionary		7,749,762
Consumer Staples - 5.7%
Costco Wholesale Corp.	6,075	918,054
PepsiCo, Inc.	4,725	469,192
The WhiteWave Foods Co.*	35,315	1,333,141
Total Consumer Staples		2,720,387
Energy - 0.5%
EOG Resources, Inc.	3,370	239,337
Financials - 9.2%
American Tower Corp., REIT	15,045	1,419,345
Intercontinental Exchange, Inc.	3,920	1,034,096
McGraw Hill Financial, Inc.	14,605	1,241,717
WisdomTree Investments, Inc.[1]	60,340	724,080
Total Financials		4,419,238
Health Care - 11.3%
Acadia Healthcare Co., Inc.*	17,585	1,073,213
Alexion Pharmaceuticals, Inc.*	3,275	477,921
Allergan PLC*	5,945	1,690,936
Cardinal Health, Inc.	14,715	1,197,360
Envision Healthcare Holdings, Inc.*	43,015	950,631
Total Health Care		5,390,061
Industrials - 14.3%
Allegiant Travel Co.	6,965	1,117,674
Avis Budget Group, Inc.*	27,615	725,446
Emerson Electric Co.	6,160	283,237
Equifax, Inc.	11,870	1,255,846
Nielsen Holdings PLC	20,210	973,314
On Assignment, Inc.*	35,830	1,384,829
Union Pacific Corp.	14,895	1,072,440
Total Industrials		6,812,786
Information Technology - 35.9%
Alliance Data Systems Corp.*	9,950	1,987,910

	Shares	Value
Alphabet, Inc., Class C*	4,186	$3,109,989
Apple, Inc.	16,839	1,639,108
CoStar Group, Inc.*	10,015	1,756,331
Facebook, Inc., Class A*	17,375	1,949,649
Fidelity National Information Services, Inc.	21,935	1,310,178
Microsoft Corp.	18,600	1,024,674
Paycom Software, Inc.*	39,180	1,181,277
PayPal Holdings, Inc.*	37,205	1,344,589
Visa, Inc., Class A	19,875	1,480,489
Xactly Corp.*	51,334	357,285
Total Information Technology		17,141,479
Materials - 2.6%
PolyOne Corp.	46,540	1,259,372
Total Common Stocks (cost $43,654,128)		45,732,422

	Principal Amount
Short-Term Investments - 3.0%
Repurchase Agreements - 2.4%[2]
Cantor Fitzgerald Securities, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/2065, totaling $1,020,000)	$1,000,000	1,000,000
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.310%, total to be received $13,902 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $14,180)	13,902	13,902
Nomura Securities International, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $152,062 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/20/17 - 12/20/65 totaling $155,098)	152,057	152,057
Total Repurchase Agreements		1,165,959

	Shares
Other Investment Companies - 0.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	261,322	261,322
Total Short-Term Investments (cost $1,427,281)		1,427,281

Total Investments - 98.7% (cost $45,081,409)		47,159,703
Other Assets, less Liabilities - 1.3%		601,039
Net Assets - 100.0%		$47,760,742

3

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Common Stocks - 97.7%
Consumer Discretionary - 20.9%
2U, Inc.*,1	19,633	$396,390
Big 5 Sporting Goods Corp.	18,000	219,060
Bravo Brio Restaurant Group, Inc.*	43,676	376,050
Bridgepoint Education, Inc.*,1	25,529	171,044
Build-A-Bear Workshop, Inc.*	6,700	87,636
Carmike Cinemas, Inc.*	15,510	344,012
Century Casinos, Inc.*	11,900	80,444
Chegg, Inc.*,1	57,382	332,816
Chuy’s Holdings, Inc.*,1	30,214	1,033,017
Citi Trends, Inc.	17,900	369,814
Culp, Inc.	7,700	194,964
Delta Apparel, Inc.*	41,600	501,280
Destination Maternity Corp.	20,700	138,483
Destination XL Group, Inc.*,1	163,936	704,925
Duluth Holdings, Inc.*,1	38,597	637,236
Entravision Communications Corp., Class A	77,314	576,762
Etsy, Inc.*	32,206	249,919
Famous Dave’s of America, Inc.*	6,025	40,126
Fiesta Restaurant Group, Inc.*,1	9,078	330,439
Fox Factory Holding Corp.*	12,528	185,289
Good Times Restaurants, Inc.*	62,497	259,988
Grand Canyon Education, Inc.*	24,520	923,178
The Habit Restaurants, Inc., Class A*	47,748	980,266
Haverty Furniture Cos., Inc.	8,750	165,812
Hooker Furniture Corp.	7,485	214,894
iRobot Corp.*,1	19,211	651,829
Johnson Outdoors, Inc., Class A	4,925	105,888
Kirkland’s, Inc.	14,200	167,986
Kona Grill, Inc.*,1	82,112	1,335,141
LGI Homes, Inc.*	44,495	977,110
Libbey, Inc.	51,408	822,528
Liberty Tax, Inc.[1]	7,800	167,310
Liberty TripAdvisor Holdings, Inc., Class A*	9,169	204,744
Lifetime Brands, Inc.	21,000	251,580
Malibu Boats, Inc., Class A*	32,469	424,370
The Marcus Corp.	21,325	403,896
MarineMax, Inc.*	29,043	491,117
Monarch Casino & Resort, Inc.*	12,100	250,470
Ollie’s Bargain Outlet Holdings, Inc.*	20,410	456,164

	Shares	Value
Papa Murphy’s Holdings, Inc.*	42,450	$402,850
Performance Sports Group, Ltd.*	35,730	255,470
PetMed Express, Inc.	16,689	300,736
Potbelly Corp.*	15,600	166,920
Red Robin Gourmet Burgers, Inc.*	8,760	540,842
Rentrak Corp.*	11,652	518,164
Rocky Brands, Inc.	5,725	62,345
Ruth’s Hospitality Group, Inc.	25,500	414,375
Saga Communications, Inc., Class A1	2,900	121,539
Salem Media Group, Inc.	73,840	287,238
Sequential Brands Group, Inc.*,1	82,801	533,238
Smith & Wesson Holding Corp.*	56,789	1,224,371
Spartan Motors, Inc.	27,100	78,590
Sportsman’s Warehouse Holdings, Inc.*	64,741	848,755
Stein Mart, Inc.	21,900	161,184
Stoneridge, Inc.*	26,800	303,108
Strattec Security Corp.[1]	3,400	163,098
Superior Uniform Group, Inc.[1]	18,060	322,010
Tandy Leather Factory, Inc.*	101,200	735,724
Tile Shop Holdings, Inc.*,1	32,806	495,699
Tower International, Inc.	13,100	301,562
Unifi, Inc.*	9,700	231,539
Universal Electronics, Inc.*	44,400	2,226,660
West Marine, Inc.*	24,300	200,961
William Lyon Homes, Class A*	13,966	151,671
Wingstop, Inc.*	4,965	120,451
ZAGG, Inc.*	87,817	809,673
Zoe’s Kitchen, Inc.*,1	39,457	1,096,115
Total Consumer Discretionary		29,298,865
Consumer Staples - 3.3%
Calavo Growers, Inc.[1]	22,016	1,139,328
Diamond Foods, Inc.*	14,523	532,994
Farmer Bros. Co.*	12,300	342,801
Inventure Foods, Inc.*	25,100	141,062
John B Sanfilippo & Son, Inc.	12,520	751,075
Landec Corp.*	58,900	708,567
Lifeway Foods, Inc.*	15,600	199,992
Nature’s Sunshine Products, Inc.	9,200	78,936
Omega Protein Corp.*	13,600	307,224
Primo Water Corp.*	50,992	475,245
Total Consumer Staples		4,677,224

4

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.5%
Aspen Aerogels, Inc.*,[1]	20,589	$89,768
Callon Petroleum Co.*	88,470	606,020
Dawson Geophysical Co.*	154,759	492,134
Gulf Island Fabrication, Inc.	44,491	387,962
Gulfport Energy Corp.*	27,120	801,396
Natural Gas Services Group, Inc.*	16,500	312,180
Panhandle Oil and Gas, Inc., Class A1	11,400	164,502
Ring Energy, Inc.*,1	57,100	315,763
Synergy Resources Corp.*,1	51,210	324,671
Total Energy		3,494,396
Financials - 14.1%
AMERISAFE, Inc.	29,800	1,520,098
Arrow Financial Corp.[1]	9,947	273,741
Ashford Hospitality Prime, Inc.	34,500	379,155
Asta Funding, Inc.*	45,800	343,042
Atlas Financial Holdings, Inc.*	49,700	865,774
Blue Capital Reinsurance Holdings, Ltd.	5,200	93,808
Boston Private Financial Holdings, Inc.	20,000	207,000
Cardinal Financial Corp.	13,784	262,861
CoBiz Financial, Inc.	71,410	784,796
Compass Diversified Holdings	114,480	1,753,834
Consumer Portfolio Services, Inc.*	20,600	91,464
Crawford & Co., Class B	29,800	135,590
Diamond Hill Investment Group, Inc.[1]	1,400	236,670
Farmland Partners, Inc.	8,400	87,864
FBR & Co.[1]	19,500	357,045
Fidelity Southern Corp.	8,600	135,880
Financial Engines, Inc.[1]	7,072	190,732
Financial Institutions, Inc.[1]	14,375	394,594
First Bancorp	31,820	596,625
First Community Bancshares, Inc.	10,500	194,775
First Connecticut Bancorp, Inc.	5,300	86,231
First Defiance Financial Corp.	7,700	299,761
The First of Long Island Corp.	3,400	98,702
Flushing Financial Corp.	17,550	386,100
GAIN Capital Holdings, Inc.	26,000	180,960
German American Bancorp, Inc.[1]	6,320	201,102
Gladstone Land Corp.	11,000	81,620
Gramercy Property Trust	32,894	240,455
Hallmark Financial Services, Inc.*	7,900	86,110

	Shares	Value
HCI Group, Inc.	5,700	$189,525
Heritage Commerce Corp.	7,900	77,499
Heritage Financial Corp.	24,747	448,168
HomeStreet, Inc.*	10,034	205,496
Horizon Bancorp	3,800	97,546
Independence Realty Trust, Inc.	48,600	330,966
JMP Group LLC	32,700	180,177
LaSalle Hotel Properties	10,860	240,658
MainSource Financial Group, Inc.[1]	9,000	199,620
Marlin Business Services Corp.[1]	11,800	184,906
Mercantile Bank Corp.	17,290	386,432
Merchants Bancshares, Inc.[1]	3,000	87,330
Metro Bancorp, Inc.	9,600	273,792
MidWestOne Financial Group, Inc.[1]	3,200	90,080
National Interstate Corp.	4,600	112,838
Northrim BanCorp, Inc.	32,446	749,827
OceanFirst Financial Corp.[1]	18,450	326,934
One Liberty Properties, Inc.	14,100	292,152
Oppenheimer Holdings, Inc., Class A1	27,600	423,108
Orrstown Financial Services, Inc.[1]	5,100	88,485
Pacific Continental Corp.	12,500	201,750
Pacific Premier Bancorp, Inc.*	41,820	858,565
Preferred Bank	14,700	477,750
ServisFirst Bancshares, Inc.[1]	7,284	291,870
Sierra Bancorp	5,200	94,640
Southwest Bancorp, Inc.	10,600	177,444
State Bank Financial Corp.	20,180	388,667
Stock Yards Bancorp, Inc.[1]	10,390	406,041
Territorial Bancorp, Inc.	7,125	189,881
Washington Trust Bancorp, Inc.	7,175	283,126
West Bancorporation, Inc.[1]	4,825	86,850
Whitestone REIT	38,700	426,474
WisdomTree Investments, Inc.[1]	25,682	308,184
Total Financials		19,743,170
Health Care - 14.2%
AAC Holdings, Inc.*	21,269	379,864
Acceleron Pharma, Inc.*	8,857	271,910
Addus HomeCare Corp.*	7,600	161,196
Agios Pharmaceuticals, Inc.*,1	6,286	265,395
AMN Healthcare Services, Inc.*	12,791	360,322

5

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 14.2% (continued)
AtriCure, Inc.*	45,240	$790,795
BioScrip, Inc.*	69,770	124,888
BioTelemetry, Inc.*	22,900	216,176
Blueprint Medicines Corp.*,1	13,252	208,321
Celldex Therapeutics, Inc.*,1	9,136	75,829
Coherus Biosciences, Inc.*,1	7,975	105,748
Cross Country Healthcare, Inc.*	51,510	741,744
Cutera, Inc.*	14,800	166,352
Digirad Corp.	17,200	85,484
Dynavax Technologies Corp.*,1	19,928	480,066
Endologix, Inc.*,1	22,921	163,427
Evolent Health, Inc., Class A*,1	22,713	224,177
Exactech, Inc.*	45,950	919,460
Five Prime Therapeutics, Inc.*	11,861	426,403
Fluidigm Corp.*,1	12,893	86,512
Foundation Medicine, Inc.*	5,469	79,793
Genomic Health, Inc.*	12,101	348,509
Glaukos Corp.*,1	41,910	683,971
HealthEquity, Inc.*,1	8,283	178,499
Heska Corp.*	2,500	93,400
Inogen, Inc.*	27,084	900,272
Intra-Cellular Therapies, Inc.*,1	14,267	529,020
iRadimed Corp.*	10,700	208,115
Juniper Pharmaceuticals, Inc.*	17,200	136,568
LDR Holding Corp.*	9,475	174,056
MiMedx Group, Inc.*,1	45,249	376,472
NeoGenomics, Inc.*	95,109	648,643
Nevro Corp.*,1	10,461	646,385
Novadaq Technologies, Inc.*	16,917	186,256
NxStage Medical, Inc.*	40,487	766,014
Ophthotech Corp.*	4,781	259,082
Pacific Biosciences of California, Inc.*	59,950	640,866
Penumbra, Inc.*	8,401	359,563
Press Ganey Holdings, Inc.*	15,720	464,526
The Providence Service Corp.*	5,900	261,960
Revance Therapeutics, Inc.*,1	8,462	175,417
RTI Surgical, Inc.*	97,400	312,654
Sage Therapeutics, Inc.*	5,037	169,142
Sarepta Therapeutics, Inc.*	13,844	164,467
Sharps Compliance Corp.*	25,821	157,508

	Shares	Value
Spark Therapeutics, Inc.*	7,118	$200,514
Streamline Health Solutions, Inc.*	107,021	177,655
SurModics, Inc.*	50,500	1,007,475
Teladoc, Inc.*,1	46,560	756,134
U.S. Physical Therapy, Inc.	30,746	1,572,658
Utah Medical Products, Inc.	1,500	84,555
Vascular Solutions, Inc.*	11,100	303,696
Vocera Communications, Inc.*	13,785	198,366
Zeltiq Aesthetics, Inc.*,1	15,911	369,453
Total Health Care		19,845,733
Industrials - 13.7%
ACCO Brands Corp.*	113,400	688,338
Aerovironment, Inc.*,1	19,688	502,241
Alamo Group, Inc.	7,159	379,642
Ameresco, Inc., Class A*	33,300	181,485
American Woodmark Corp.*	6,742	465,198
Astronics Corp.*	6,517	210,108
AZZ, Inc.	31,600	1,626,768
Barrett Business Services, Inc.	6,600	258,522
Builders FirstSource, Inc.*	39,611	318,076
Columbus McKinnon Corp.	92,000	1,315,600
Comfort Systems USA, Inc.	18,038	511,197
Covenant Transportation Group, Inc., Class A*	47,549	928,632
CRA International, Inc.*	14,750	274,792
Ducommun, Inc.*	17,620	260,776
Dynamic Materials Corp.	21,000	128,310
Ennis, Inc.	65,650	1,311,030
FreightCar America, Inc.	18,700	356,235
Gibraltar Industries, Inc.*	11,275	239,481
Global Brass & Copper Holdings, Inc.	8,700	180,177
GP Strategies Corp.*	21,280	514,763
The Greenbrier Cos., Inc.[1]	26,300	680,118
Hudson Technologies, Inc.*	161,140	478,586
Hurco Cos., Inc.	3,500	94,500
Insperity, Inc.[1]	6,675	299,908
Interface, Inc.	35,300	596,217
The KEYW Holding Corp.*	33,520	157,544
Lawson Products, Inc.*,1	9,100	176,358
Lydall, Inc.*	18,350	518,388
Marten Transport, Ltd.	16,840	282,575

6

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.7% (continued)
Neff Corp., Class A*	28,343	$145,400
NN, Inc.	40,330	488,800
NV5 Global, Inc.*	6,320	119,954
Old Dominion Freight Line, Inc.*	8,225	450,977
PAM Transportation Services, Inc.*	2,000	51,660
Patrick Industries, Inc.*,[1]	33,600	1,174,320
PGT, Inc.*	59,470	582,806
Radiant Logistics, Inc.*	156,090	516,658
RBC Bearings, Inc.*	5,273	312,847
Sparton Corp.*	37,930	650,120
Sun Hydraulics Corp.	9,500	241,870
TASER International, Inc.*,[1]	16,451	253,181
Universal Truckload Services, Inc.	7,400	95,534
USA Truck, Inc.*	5,800	93,786
YRC Worldwide, Inc.*	6,900	71,346
Total Industrials		19,184,824
Information Technology - 23.1%
Alarm.com Holdings, Inc.*,[1]	14,337	231,543
American Software, Inc., Class A	27,550	268,062
Apigee Corp.*	88,381	682,301
Appfolio, Inc., Class A*,[1]	20,809	278,841
Aspen Technology, Inc.*	4,300	139,492
Bel Fuse, Inc., Class B	10,200	154,734
Benefitfocus, Inc.*,[1]	24,902	726,142
BroadSoft, Inc.*	14,660	501,519
CalAmp Corp.*	29,745	505,665
Calix, Inc.*	23,800	182,784
Callidus Software, Inc.*	68,448	1,056,153
Cascade Microtech, Inc.*	22,818	361,665
Ciber, Inc.*	80,800	262,600
comScore, Inc.*,[1]	7,210	277,801
Comtech Telecommunications Corp.	8,600	167,872
Cray, Inc.*	15,522	611,412
Criteo, S.A., Sponsored ADR*	13,459	398,117
CTS Corp.	21,600	340,200
Cvent, Inc.*,[1]	14,165	374,098
CYREN, Ltd.*	152,400	251,460
DHI Group, Inc.*	53,800	500,878
Digi International, Inc.*	25,283	230,581
ePlus, Inc.*	2,200	208,362

	Shares	Value
Evolving Systems, Inc.	12,900	$68,499
Exa Corp.*,[1]	7,800	84,006
Five9, Inc.*,[1]	21,221	176,771
FormFactor, Inc.*	23,500	195,285
Gigamon, Inc.*	17,700	462,855
GigOptix, Inc.*	62,000	193,440
Globant, S.A.*,[1]	17,048	518,600
Glu Mobile, Inc.*	166,400	367,744
Gogo, Inc.*,[1]	32,796	477,182
GSI Group, Inc.*	96,160	1,188,538
The Hackett Group, Inc.	16,900	249,613
Information Services Group, Inc.*	51,000	195,330
Inphi Corp.*	58,478	1,622,765
Instructure, Inc.*,[1]	15,625	270,781
Interactive Intelligence Group, Inc.*	29,330	700,400
IXYS Corp.	30,312	361,622
Lionbridge Technologies, Inc.*	74,200	343,546
Luxoft Holding, Inc.*	8,550	641,934
Marchex, Inc., Class B	48,400	184,888
Materialise N.V., ADR*	57,470	352,866
Mattersight Corp.*	39,758	217,079
MaxLinear, Inc., Class A*	53,329	820,200
Mimecast, Ltd.*,[1]	25,196	193,253
MINDBODY, Inc., Class A*,[1]	33,053	390,686
Nanometrics, Inc.*	13,300	187,929
NCI, Inc., Class A	13,400	169,108
Paylocity Holding Corp.*,[1]	11,600	360,992
PC Connection, Inc.	16,346	368,929
PFSweb, Inc.*,[1]	7,300	90,374
Photronics, Inc.*	16,535	197,428
Q2 Holdings, Inc.*	49,076	1,062,986
QAD, Inc., Class A	4,800	88,848
Radisys Corp.*	66,800	180,360
Rapid7, Inc.*,[1]	29,036	380,372
RingCentral, Inc., Class A*	13,213	288,308
The Rubicon Project, Inc.*	35,553	479,610
Ruckus Wireless, Inc.*	20,857	175,407
Sapiens International Corp. N.V.	66,570	669,694
ShoreTel, Inc.*	40,500	332,505
Silicon Motion Technology Corp., ADR	15,007	466,568

7

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 23.1% (continued)
Silver Spring Networks, Inc.*	32,505	$372,182
SolarEdge Technologies, Inc.*	11,818	334,095
SPS Commerce, Inc.*	10,195	665,530
Stamps.com, Inc.*	5,312	498,372
Super Micro Computer, Inc.*	6,690	199,228
Tangoe, Inc.*,1	31,650	264,910
TechTarget, Inc.*	51,390	408,551
TESSCO Technologies, Inc.	62,300	1,029,196
TrueCar, Inc.*,1	44,708	289,708
Tucows, Inc., Class A*,1	4,200	86,058
Tyler Technologies, Inc.*	8,620	1,353,857
Virtusa Corp.*	18,257	816,453
Vishay Precision Group, Inc.*,1	30,790	363,938
Wix.com, Ltd.*,1	25,065	511,827
Xactly Corp.*	56,414	392,641
Xplore Technologies Corp.*	71,670	293,130
Total Information Technology		32,369,259
Materials - 2.7%
FutureFuel Corp.	15,600	195,312
Koppers Holdings, Inc.*	29,200	494,356
Materion Corp.	16,625	407,146
Myers Industries, Inc.	20,500	233,495
OMNOVA Solutions, Inc.*	160,500	842,625
Real Industry, Inc.*,1	65,970	422,208
Trecora Resources*	22,500	236,700
UFP Technologies, Inc.*,1	3,825	82,888
Universal Stainless & Alloy Products, Inc.*	46,000	314,640
US Concrete, Inc.*,1	11,701	532,161
Total Materials		3,761,531
Telecommunication Services - 1.9%
8x8, Inc.*	107,453	1,349,610
Boingo Wireless, Inc.*,1	104,191	635,565
inContact, Inc.*,1	78,742	681,118
Towerstream Corp.*	216,300	46,504
Total Telecommunication Services		2,712,797

	Shares	Value
Utilities - 1.3%
8Point3 Energy Partners L.P.	11,002	$180,983
Chesapeake Utilities Corp.	6,762	425,803
Connecticut Water Service, Inc.[1]	4,700	201,771
Middlesex Water Co.	6,900	200,100
Unitil Corp.	21,000	813,750
Total Utilities		1,822,407
Total Common Stocks (cost $127,473,619)		136,910,206

Exchange Traded Funds - 0.2%
SPDR S&P Regional Banking ETF (cost $250,802)	8,500	311,610

Warrants - 0.0%
Imperial Holdings, Inc. Warrants,* (cost $36)	3,571	—

	Principal Amount
Short-Term Investments - 11.5%
Repurchase Agreements - 8.6%[2]
Cantor Fitzgerald Securities, dated 01/29/16, due 02/01/16, 0.360%, total to be received $2,877,326 (secured by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65, totaling $2,934,785)	$2,877,240	2,877,240
Citigroup Global Markets Inc, 01/29/16, due 02/01/16, 0.340%, total to be received $461,061 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 03/20/16 - 03/20/62, totaling $470,269	461,048	461,048
Daiwa Capital Markets America, dated 01/29/16, due 02/01/16, 0.380%, total to be received $2,877,331 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 03/23/16 - 02/01/49, totaling $2,934,785)	2,877,240	2,877,240
HSBC Securities International, Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $144,560 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $147,448	144,556	144,556

8

AMG Managers Emerging Opportunities Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements - 8.6% (continued)[2]
ING Financial Markets, LLC, dated 01/29/16, due 02/01/16, 0.320%, total to be received $2,877,317 (collateralized by various U.S. Government Agency Obligations, 1.696% - 6.260%, 01/01/19 - 08/01/46, totaling $2,934,798)	$2,877,240	$2,877,240
Nomura Securities International Inc, dated 01/29/16, due 02/01/16, 0.360%, total to be received $2,877,326 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/20/17 - 12/20/65, totaling $2,934,785)	2,877,240	2,877,240
Total Repurchase Agreements		12,114,564

	Shares	Value
Other Investment Companies - 2.9%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	4,006,806	$4,006,806
Total Short-Term Investments (cost $16,121,370)		16,121,370

Total Investments - 109.4% (cost $143,845,827)		153,343,186
Other Assets, less Liabilities - (9.4)%		(13,182,946)
Net Assets - 100.0%		$140,160,240

9

AMG Managers Real Estate Securities Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
REITs - 97.6%
Apartments - 16.1%
Apartment Investment & Management Co., Class A	160,680	$6,290,622
AvalonBay Communities, Inc.	83,790	14,369,147
Camden Property Trust	59,400	4,532,220
Equity Residential	180,820	13,939,414
Essex Property Trust, Inc.	58,940	12,560,704
Post Properties, Inc.	46,090	2,640,496
Total Apartments		54,332,603
Diversified - 11.7%
Digital Realty Trust, Inc.	94,500	7,567,560
Duke Realty Corp.	420,480	8,464,262
Liberty Property Trust	158,770	4,655,136
PS Business Parks, Inc.	46,100	3,991,338
STORE Capital Corp.	135,180	3,351,112
Vornado Realty Trust	81,140	7,177,644
Washington Real Estate Investment Trust	168,990	4,263,618
Total Diversified		39,470,670
Health Care - 13.3%
Care Capital Properties, Inc.	106,544	3,189,927
HCP, Inc.	246,390	8,855,257
Healthcare Trust of America, Inc., Class A	102,850	2,883,914
Physicians Realty Trust	87,040	1,485,773
Senior Housing Properties Trust	231,880	3,357,622
Ventas, Inc.	149,490	8,269,787
Welltower, Inc.	271,410	16,887,130
Total Health Care		44,929,410
Hotels - 5.3%
Chesapeake Lodging Trust	72,270	1,815,422
Hospitality Properties Trust	82,350	1,942,637
Host Hotels & Resorts, Inc.	711,010	9,847,489
LaSalle Hotel Properties	82,420	1,826,427
Sunstone Hotel Investors, Inc.	217,309	2,581,631
Total Hotels		18,013,606
Manufactured Homes - 0.7%
Equity Lifestyle Properties, Inc.	38,284	2,523,681
Office Properties - 13.2%
Boston Properties, Inc.	117,710	13,679,079
Brandywine Realty Trust	162,010	2,078,588
Corporate Office Properties Trust	38,310	854,313

	Shares	Value
Douglas Emmett, Inc.	78,830	$2,331,792
Empire State Realty Trust, Inc., Class A	351,920	5,824,276
Equity Commonwealth*	70,850	1,905,157
First Potomac Realty Trust	9,471	92,721
Highwoods Properties, Inc.	175,700	7,430,353
Hudson Pacific Properties, Inc.	241,349	6,132,678
Kilroy Realty Corp.	42,090	2,351,568
SL Green Realty Corp.	19,530	1,886,793
Total Office Properties		44,567,318
Regional Malls - 11.2%
General Growth Properties, Inc.	330,690	9,272,548
Simon Property Group, Inc.	133,510	24,870,243
Taubman Centers, Inc.	52,390	3,721,786
Total Regional Malls		37,864,577
Shopping Centers - 10.2%
Equity One, Inc.	199,120	5,519,606
Federal Realty Investment Trust	22,350	3,371,051
Kimco Realty Corp.	261,180	7,101,484
Ramco-Gershenson Properties Trust	151,580	2,590,502
Regency Centers Corp.	73,660	5,332,247
Urban Edge Properties	161,250	3,918,375
Weingarten Realty Investors	190,440	6,644,452
Total Shopping Centers		34,477,717
Single Tenant - 1.3%
National Retail Properties, Inc.	99,770	4,284,124
Storage - 9.3%
CubeSmart	192,110	6,011,122
Public Storage	83,470	21,164,653
Sovran Self Storage, Inc.	38,870	4,379,872
Total Storage		31,555,647
Warehouse/Industrials - 5.3%
CyrusOne, Inc.	155,690	5,737,177
First Industrial Realty Trust, Inc.	192,670	3,967,075
Prologis, Inc.	191,190	7,546,269
QTS Realty Trust, Inc., Class A	16,970	784,014
Total Warehouse/Industrials		18,034,535
Total REITs (cost $316,280,487)		330,053,888

10

AMG Managers Real Estate Securities Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 3.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33% (cost $10,860,996)	10,860,996	$10,860,996

Value
Total Investments - 100.8% (cost $327,141,483)	$340,914,884
Other Assets, less Liabilities - (0.8)%	(2,547,025)
Net Assets - 100.0%	$338,367,859

11

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Frontier Small Cap Growth Fund	$23,733,343	$4,878,927	$(3,118,308)	$1,760,619
AMG TimesSquare All Cap Growth Fund	45,218,031	4,321,728	(2,380,056)	1,941,672
AMG Managers Emerging Opportunities Fund	146,991,953	22,395,338	(16,044,105)	6,351,233
AMG Managers Real Estate Securities Fund	328,807,523	24,855,880	(12,748,519)	12,107,361

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2016 amounting to the following:

Fund	Market Value	% of Net Assets
AMG Frontier Small Cap Growth Fund	$3,550,101	16.0%
AMG TimesSquare All Cap Growth Fund	1,178,308	2.5%
AMG Managers Emerging Opportunities Fund	12,065,818	8.6%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

12

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of January 31, 2016, the securities in the AMG Managers Real Estate Securities Fund were all valued using Level 1 inputs. For a detailed breakout of the REITs by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of January 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Frontier Small Cap Growth Fund
Investments in Securities
Common Stocks†	$21,621,540	—	—	$21,621,540
Short-Term Investments
Repurchase Agreements	—	$3,551,555	—	3,551,555
Other Investment Companies	320,867	—	—	320,867

Total Investments in Securities	$21,942,407	$3,551,555	—	$25,493,962

13

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG TimesSquare All Cap Growth Fund
Investments in Securities
Common Stocks†	$45,732,422	—	—	$45,732,422
Short-Term Investments
Repurchase Agreements	—	$1,165,959	—	1,165,959
Other Investment Companies	261,322	—	—	261,322

Total Investments in Securities	$45,993,744	$1,165,959	—	$47,159,703

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Emerging Opportunities Fund
Investments in Securities
Common Stocks†	$136,910,206	—	—	$136,910,206
Exchange Traded Funds	311,610	—	—	311,610
Warrants	—	—	—	—
Short-Term Investments
Repurchase Agreements	—	$12,114,564	—	12,114,564
Other Investment Companies	4,006,806	—	—	4,006,806

Total Investments in Securities	$141,228,622	$12,114,564	—	$153,343,186

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of January 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

ETF: Exchange Traded Fund

REIT: Real Estate Investment Trust

14

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 12.4%
Aaron’s, Inc.	20,800	$475,904
Amazon.com, Inc.*	622	365,114
AMC Networks, Inc., Class A*	12,900	938,991
BJ’s Restaurants, Inc.*	7,900	338,831
Comcast Corp., Class A	4,300	239,553
Cooper Tire & Rubber Co.	1,500	54,690
D.R. Horton, Inc.	32,100	883,071
Dick’s Sporting Goods, Inc.	14,600	570,568
DISH Network Corp., Class A*	17,700	854,379
The Home Depot, Inc.	2,000	251,520
Hyatt Hotels Corp., Class A*,[1]	20,100	777,468
Lowe’s Cos., Inc.	14,700	1,053,402
Monarch Casino & Resort, Inc.*	2,400	49,680
Ruth’s Hospitality Group, Inc.	30,600	497,250
Stoneridge, Inc.*	6,600	74,646
Target Corp.	900	65,178
The TJX Cos., Inc.	11,600	826,384
Viacom, Inc., Class A	10,800	524,232
Visteon Corp.	3,400	227,392
The Walt Disney Co.	3,300	316,206
ZAGG, Inc.*	71,100	655,542
Total Consumer Discretionary		10,040,001
Consumer Staples - 9.8%
Altria Group, Inc.	24,500	1,497,195
Central Garden and Pet Co., Class A*	50,600	699,292
The Coca-Cola Co.	5,400	231,768
Coca-Cola Enterprises, Inc.	18,800	872,696
Dr. Pepper Snapple Group, Inc.	2,500	234,600
Flowers Foods, Inc.	3,200	65,728
Herbalife, Ltd.*,[1]	8,100	374,301
Hormel Foods Corp.	9,200	739,772
Medifast, Inc.	9,600	278,688
National Beverage Corp.*	8,300	343,122
PepsiCo, Inc.	2,300	228,390
Philip Morris International, Inc.	1,500	135,015
The Procter & Gamble Co.	5,400	441,126
Tyson Foods, Inc., Class A	19,400	1,035,184
Wal-Mart Stores, Inc.	11,400	756,504
Total Consumer Staples		7,933,381

	Shares	Value
Energy - 5.7%
CVR Energy, Inc.[1]	2,300	$80,546
Dril-Quip, Inc.*	2,700	158,328
Exxon Mobil Corp.	15,100	1,175,535
Marathon Petroleum Corp.	10,800	451,332
Phillips 66	4,600	368,690
Schlumberger, Ltd.	10,100	729,927
Valero Energy Corp.	9,200	624,404
World Fuel Services Corp.	25,100	977,645
Total Energy		4,566,407
Financials - 14.7%
Alleghany Corp.*	1,297	619,862
American Financial Group, Inc.	1,800	127,764
American Homes 4 Rent, Class A	10,600	158,894
American International Group, Inc.	4,900	276,752
American Tower Corp.	800	75,472
Arch Capital Group, Ltd.*	11,700	790,335
Argo Group International Holdings, Ltd.	1,200	68,196
Bank of America Corp.	17,000	240,380
Berkshire Hathaway, Inc., Class A*	1	194,360
Berkshire Hathaway, Inc., Class B*	13,387	1,737,231
Brown & Brown, Inc.	25,500	771,375
Bryn Mawr Bank Corp.	4,300	112,789
Capitol Federal Financial, Inc.	28,800	353,376
CenterState Banks, Inc.	5,600	79,464
Chubb, Ltd.	1,203	136,023
Citigroup, Inc.	13,300	566,314
Clifton Bancorp, Inc.	3,700	53,391
Discover Financial Services	10,500	480,795
Equity Commonwealth*	1,900	51,091
Erie Indemnity Co., Class A	2,000	192,220
Everest Re Group, Ltd.	2,200	393,668
GAMCO Investors, Inc., Class A1	4,400	127,952
JPMorgan Chase & Co.	11,600	690,200
PrivateBancorp, Inc.	12,900	485,427
SEI Investments Co.	7,200	282,528
SunTrust Banks, Inc.	10,300	376,774
The Travelers Cos., Inc.	3,500	374,640
Univest Corp. of Pennsylvania	3,400	66,912
Wells Fargo & Co.	37,800	1,898,694

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 14.7% (continued)
WR Berkley Corp.	1,300	$65,195
Total Financials		11,848,074
Health Care - 15.6%
Accuray, Inc.*	19,600	104,468
Agilent Technologies, Inc.	17,000	640,050
Amgen, Inc.	7,300	1,114,929
Anika Therapeutics, Inc.*	9,000	338,580
Atrion Corp.	251	94,256
Biogen, Inc.*	2,352	642,237
Bruker Corp.*	43,100	962,423
Cantel Medical Corp.	8,100	480,897
Charles River Laboratories International, Inc.*	12,700	942,721
Chemed Corp.	3,900	547,248
CorVel Corp.*	2,200	100,364
CR Bard, Inc.	846	155,046
Gilead Sciences, Inc.	7,900	655,700
Hologic, Inc.*	10,200	346,188
Humana, Inc.	1,400	227,906
Johnson & Johnson	11,400	1,190,616
LifePoint Hospitals, Inc.*	5,800	404,782
McKesson Corp.	5,700	917,586
Merck & Co., Inc.	3,300	167,211
OraSure Technologies, Inc.*	18,400	100,648
Pfizer, Inc.	11,500	350,635
Triple-S Management Corp., Class B*	3,700	82,473
UnitedHealth Group, Inc.	10,100	1,163,116
Universal Health Services, Inc., Class B	8,100	912,384
Total Health Care		12,642,464
Industrials - 10.6%
Alaska Air Group, Inc.	21,100	1,485,440
AMERCO	500	183,325
The Boeing Co.	4,400	528,572
BWX Technologies, Inc.	27,500	823,350
Delta Air Lines, Inc.	20,650	914,588
General Dynamics Corp.	3,600	481,572
General Electric Co.	48,700	1,417,170
Huntington Ingalls Industries, Inc.	6,800	869,584
Illinois Tool Works, Inc.	1,400	126,098
JetBlue Airways Corp.*	2,500	53,275
Landstar System, Inc.[1]	10,200	585,582

	Shares	Value
Republic Services, Inc.	1,000	$43,700
Southwest Airlines Co.	8,200	308,484
Spirit AeroSystems Holdings, Inc., Class A*	6,700	284,080
UniFirst Corp.	3,000	315,900
West Corp.	6,500	117,715
Total Industrials		8,538,435
Information Technology - 20.7%
Alphabet, Inc., Class A*	816	621,262
Alphabet, Inc., Class C*	1,024	760,781
Apple, Inc.	30,441	2,963,127
Cisco Systems, Inc.	4,500	107,055
Citrix Systems, Inc.*	2,900	204,334
Coherent, Inc.*	5,200	401,804
Facebook, Inc., Class A*	4,700	527,387
Ingram Micro, Inc., Class A	20,000	564,000
International Business Machines Corp.	3,400	424,286
Juniper Networks, Inc.	30,400	717,440
Leidos Holdings, Inc.	16,400	756,368
MasterCard, Inc., Class A	15,580	1,387,087
Microsoft Corp.	49,400	2,721,446
NETGEAR, Inc.*	1,600	59,792
Nuance Communications, Inc.*	3,200	56,416
Oracle Corp.	7,300	265,063
QUALCOMM, Inc.	10,800	489,672
Teradyne, Inc.	45,900	891,837
Texas Instruments, Inc.	19,100	1,010,963
Total System Services, Inc.	3,500	140,560
Visa, Inc., Class A	22,400	1,668,576
Total Information Technology		16,739,256
Materials - 4.1%
Bemis Co., Inc.	18,500	885,595
Cabot Corp.	2,200	88,748
Graphic Packaging Holding Co.	25,300	287,408
LyondellBasell Industries N.V., Class A	7,700	600,369
Sealed Air Corp.	13,600	551,208
Trinseo, S.A.*,[1]	2,000	47,580
Westlake Chemical Corp.	18,400	836,832
Total Materials		3,297,740
Telecommunication Services - 4.0%
AT&T, Inc.	14,701	530,118

AMG FQ Tax-Managed U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Telecommunication Services - 4.0% (continued)
Cincinnati Bell, Inc.*	43,900	$142,236
Telephone & Data Systems, Inc.	27,100	628,449
T-Mobile US, Inc.*	1,850	74,278
Verizon Communications, Inc.	37,900	1,893,863
Total Telecommunication Services		3,268,944
Utilities - 1.3%
American Water Works Co, Inc.	10,900	707,519
Public Service Enterprise Group, Inc.	7,900	326,270
Total Utilities		1,033,789
Total Common Stocks (cost $70,569,825)		79,908,491

	Principal Amount
Short-Term Investments - 3.0%
Repurchase Agreements - 1.8%[2]
Cantor Fitzgerald Securities Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65, totaling $1,020,000)	$1,000,000	1,000,000

	Principal Amount	Value
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $16,837 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $17,174)	$16,837	$16,837
Nomura Securities International Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $395,195 (collateralized by various U.S. Government Agency Obligations, 1.798% - 10.500%, 02/20/17 - 12/20/65, totaling $403,087)	395,183	395,183
Total Repurchase Agreements		1,412,020

	Shares
Other Investment Companies - 1.2%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	1,001,720	1,001,720
Total Short-Term Investments (cost $2,413,740)		2,413,740
Total Investments - 101.9% (cost $72,983,565)		82,322,231
Other Assets, less Liabilities - (1.9)%		(1,525,395)
Net Assets - 100.0%		$80,796,836

AMG FQ U.S. Equity Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Common Stocks - 98.7%
Consumer Discretionary - 11.3%
Amazon.com, Inc.*	670	$393,290
American Axle & Manufacturing Holdings, Inc.*	4,300	55,126
Comcast Corp., Class A	1,800	100,278
D.R. Horton, Inc.	7,000	192,570
Denny’s Corp.*	10,500	98,385
DISH Network Corp., Class A*,4	12,340	595,652
The Home Depot, Inc.[4]	9,700	1,219,872
Isle of Capri Casinos, Inc.*	4,300	54,438
Liberty Interactive Corp QVC Group, Class A*	12,610	328,617
Lowe’s Cos., Inc.	900	64,494
McDonald’s Corp.	500	61,890
Morningstar, Inc.	500	40,205
Nutrisystem, Inc.	2,700	53,487
Outerwall, Inc.[1]	4,200	141,960
PetMed Express, Inc.	20,400	367,608
Pool Corp.	8,800	743,600
Ruth’s Hospitality Group, Inc.	14,200	230,750
Standard Motor Products, Inc.	9,600	358,176
Starwood Hotels & Resorts Worldwide, Inc.	9,700	603,728
Superior Industries International, Inc.	3,300	60,753
Target Corp.	8,600	622,812
Viacom, Inc.	2,500	121,350
The Walt Disney Co.	2,000	191,640
ZAGG, Inc.*	22,900	211,138
Total Consumer Discretionary		6,911,819
Consumer Staples - 10.1%
Altria Group, Inc.	9,100	556,101
Brown-Forman Corp., Class B	450	44,028
Central Garden and Pet Co., Class A*	31,100	429,802
Church & Dwight Co., Inc.	700	58,800
The Clorox Co.	400	51,620
The Coca-Cola Co.	4,400	188,848
Coca-Cola Enterprises, Inc.[4]	15,500	719,510
Coty, Inc., Class A1	26,900	662,009
CVS Health Corp.	600	57,954
Dr. Pepper Snapple Group, Inc.	1,100	103,224
General Mills, Inc.	9,700	548,147
The Kroger Co.	1,800	69,858
Medifast, Inc.	2,000	58,060

	Shares	Value
PepsiCo, Inc.[4]	11,780	$1,169,754
Philip Morris International, Inc.	7,000	630,070
The Procter & Gamble Co.	4,100	334,929
Tyson Foods, Inc., Class A	4,700	250,792
Wal-Mart Stores, Inc.	4,100	272,076
Total Consumer Staples		6,205,582
Energy - 6.5%
Chevron Corp.[4]	900	77,823
CVR Energy, Inc.[1]	15,000	525,300
Exxon Mobil Corp.[4]	7,300	568,305
Marathon Petroleum Corp.[4]	18,400	768,936
Phillips 66	800	64,120
Schlumberger, Ltd.[4]	13,300	961,191
Tesoro Corp.	1,000	87,250
Valero Energy Corp.[4]	13,400	909,458
Total Energy		3,962,383
Financials - 17.4%
The Allstate Corp.	7,900	478,740
American Express Co.[4]	8,400	449,400
Ameriprise Financial, Inc.	500	45,325
Bank of America Corp.[4]	70,450	996,163
The Bank of New York Mellon Corp.	3,600	130,392
Berkshire Hathaway, Inc., Class B*,4	11,100	1,440,447
Boston Properties, Inc.	700	81,347
Citigroup, Inc.[4]	22,710	966,992
Cousins Properties, Inc.	32,100	276,702
Erie Indemnity Co., Class A	700	67,277
Essent Group, Ltd.*	22,400	402,528
Everest Re Group, Ltd.	100	17,894
Flagstar Bancorp, Inc.*	7,900	147,335
Franklin Resources, Inc.	6,200	214,892
GAMCO Investors, Inc., Class A1	2,700	78,516
The Hanover Insurance Group, Inc.	800	65,192
Host Hotels & Resorts, Inc.	2,900	40,165
Infinity Property & Casualty Corp.	1,600	127,024
JPMorgan Chase & Co.[4]	22,600	1,344,700
LaSalle Hotel Properties	1,600	35,456
Lazard, Ltd., Class A	8,300	298,717
Morgan Stanley	1,900	49,172
Paramount Group, Inc.	3,300	54,120
The Progressive Corp.	2,600	81,250

AMG FQ U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 17.4% (continued)
Public Storage	300	$76,068
SEI Investments Co.	1,700	66,708
Simon Property Group, Inc.	3,810	709,727
Synovus Financial Corp.	1,480	45,184
Taubman Centers, Inc.	400	28,416
The Travelers Cos., Inc.[4]	8,100	867,024
Voya Financial, Inc.	7,200	220,176
Wells Fargo & Co.[4]	15,500	778,565
Total Financials		10,681,614
Health Care - 13.6%
Agilent Technologies, Inc.	7,770	292,540
Allergan PLC*	200	56,886
Amedisys, Inc.*	17,100	611,325
Amgen, Inc.[4]	7,100	1,084,383
Atrion Corp.	200	75,104
Bristol-Myers Squibb Co.	1,000	62,160
Bruker Corp.*	33,800	754,754
Charles River Laboratories International, Inc.*	1,000	74,230
Chemed Corp.	4,700	659,504
CR Bard, Inc.	100	18,327
Gilead Sciences, Inc.	1,100	91,300
Hologic, Inc.*	19,800	672,012
Johnson & Johnson[4]	14,900	1,556,156
McKesson Corp.	500	80,490
Merck & Co., Inc.	2,400	121,608
Natus Medical, Inc.*	1,600	56,448
Pfizer, Inc.	13,100	399,419
Prestige Brands Holdings, Inc.*	14,000	653,520
SciClone Pharmaceuticals, Inc.*	4,700	37,553
UnitedHealth Group, Inc.	200	23,032
Universal Health Services, Inc., Class B	6,900	777,216
Zoetis, Inc.	4,000	172,200
Total Health Care		8,330,167
Industrials - 11.1%
3M Co.	800	120,800
Air Transport Services Group, Inc.*	10,500	102,165
The Boeing Co.[4]	7,300	876,949
Delta Air Lines, Inc.	9,700	429,613
Ennis, Inc.	11,200	223,664
Federal Signal Corp.	28,100	415,599

	Shares	Value
General Dynamics Corp.[4]	2,500	$334,425
General Electric Co.[4]	22,600	657,660
Honeywell International, Inc.	1,700	175,440
Huntington Ingalls Industries, Inc.	600	76,728
Illinois Tool Works, Inc.	8,800	792,616
JetBlue Airways Corp.*	3,100	66,061
Landstar System, Inc.[1]	4,600	264,086
Roper Technologies, Inc.	1,200	210,804
Southwest Airlines Co.[4]	20,000	752,400
Spirit AeroSystems Holdings, Inc., Class A*	13,000	551,200
Universal Forest Products, Inc.	700	48,223
WABCO Holdings, Inc.*	500	44,825
West Corp.	35,600	644,716
Total Industrials		6,787,974
Information Technology - 20.3%
Alphabet, Inc., Class A*,4	800	609,080
Alphabet, Inc., Class C*,4	467	346,958
Apple, Inc.[4]	17,407	1,694,397
Avago Technologies, Ltd.	1,800	240,678
Cisco Systems, Inc.	2,900	68,991
Citrix Systems, Inc.*	10,200	718,692
Coherent, Inc.*	8,100	625,887
eBay, Inc.*,4	29,390	689,489
Facebook, Inc., Class A*	3,300	370,293
II-VI, Inc.*	10,400	216,320
Integrated Device Technology, Inc.*	2,600	66,248
Intel Corp.	4,400	136,488
International Business Machines Corp.	400	49,916
Juniper Networks, Inc.	3,100	73,160
Lam Research Corp.	800	57,432
Leidos Holdings, Inc.	13,700	631,844
Marchex, Inc., Class B	9,800	37,436
Microsoft Corp.[4]	18,400	1,013,656
MicroStrategy, Inc., Class A*	4,100	707,291
Multi- Fineline Electronix, Inc.*,1	12,500	209,125
NETGEAR, Inc.*	17,700	661,449
NeuStar, Inc., Class A*,1	8,200	201,556
Oracle Corp.	1,700	61,727
PayPal Holdings, Inc.*	1,000	36,140
QLogic Corp.*	3,800	48,716
Teradyne, Inc.	35,100	681,993

AMG FQ U.S. Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.3% (continued)
Texas Instruments, Inc.[4]	18,100	$958,033
VASCO Data Security International, Inc.*	6,300	97,650
Visa, Inc., Class A4	10,800	804,492
Web.com Group, Inc.*,1	12,200	229,726
WebMD Health Corp.*,1	1,800	91,998
Total Information Technology		12,436,861
Materials - 4.2%
Bemis Co., Inc.	16,900	809,003
Cabot Corp.	9,800	395,332
FutureFuel Corp.	3,100	38,812
LyondellBasell Industries N.V., Class A	7,600	592,572
Reliance Steel & Aluminum Co.	12,800	728,832
Total Materials		2,564,551
Telecommunication Services - 3.3%
AT&T, Inc.	7,281	262,553
CenturyLink, Inc.	1,900	48,298
Telephone & Data Systems, Inc.	13,800	320,022
Verizon Communications, Inc.[4]	28,400	1,419,148
Total Telecommunication Services		2,050,021
Utilities - 0.9%
AES Corp.	5,000	47,500
Ameren Corp.	1,800	80,856
NextEra Energy, Inc.	600	67,026
Public Service Enterprise Group, Inc.	9,200	379,960
Total Utilities		575,342
Total Common Stocks (cost $61,358,540)		60,506,314

	Contracts
Purchased Options - 1.5%
S&P 500 Puts, 1,775 Strike Price, Expiration 04/15/16	94	261,320
S&P 500 Puts, 1,860 Strike Price, Expiration 03/18/16	55	165,660
S&P 500 Puts, 1,875 Strike Price, Expiration 02/19/16	3	4,410

	Contracts	Value
S&P 500 Puts, 1,875 Strike Price, Expiration 03/18/16	59	$197,650
S&P 500 Puts, 1,925 Strike Price, Expiration 02/19/16	104	301,600
Total Purchased Options (cost $1,099,557)		930,640

	Principal Amount
Short-Term Investments - 3.1%

Repurchase Agreements - 2.4%[2]
Cantor Fitzgerald Securities, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/15/16 - 12/20/65, totaling $1,020,000)	$1,000,000	1,000,000
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $17,398 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 02/22/16 - 07/15/37, totaling $17,746)	17,398	17,398
Nomura Securities International, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $441,537 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 02/20/17 - 12/20/65 totaling $450,354)	441,524	441,524
Total Repurchase Agreements		1,458,922

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	413,813	413,813
Total Short-Term Investments (cost $1,872,735)		1,872,735
Total Investments - 103.3% (cost $64,330,832)		63,309,689
Other Assets, less Liabilities - (3.3)%		(2,029,227)
Net Assets - 100.0%		$61,280,462

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Shares	Value
Exchange Traded Funds - 45.8%
iShares Barclays TIPS Bond Fund[4]	108,720	$12,111,408
iShares iBoxx $ Investment Grade Corporate Bond[1,4]	65,788	7,509,700
Jefferies TR/J CRB Global Commodity Equity Index Fund	21,780	599,978
Market Vectors Gold Miners	41,404	589,593
Market Vectors Natural Resources[1]	24,222	614,270
Materials Select Sector SPDR Fund[1]	15,422	597,757
SPDR DB International Government Inflation-Protected Bond[4]	57,728	2,904,873
Vanguard REIT[4]	32,053	2,467,120
Total Exchange Traded Funds (cost $28,676,813)		27,394,699

	Notes
Exchange Traded Notes - 11.3%
Barclays, Inc., iPath Bloomberg Agriculture Subindex Total Return, 10/22/37	17,307	589,823
Barclays, Inc., iPath Dow Jones-UBS Copper Subindex Total Return, 10/22/37[1]	44,795	1,057,162
Barclays, Inc., iPath Dow Jones-UBS Grains Subindex Total Return, 10/22/37	19,314	603,176
Deutsche Bank AG, PowerShares DB Gold Double Long, 02/15/38	59,623	1,197,826
Goldman Sachs, Connect S&P GSCI Enhanced Commodity Index Total Return, 5/8/37	48,540	934,395
Swedish Export Credit Corp., ELEMENTS Linked to the Rogers International Commodity Index Total Return, 10/24/22	540,996	2,402,022
Total Exchange Traded Notes (cost $10,190,820)		6,784,404

	Number of Contracts
Purchased Options - 1.0%
EURO STOXX 50 Puts, 2,600 Strike Price, Expiration 06/17/16	18	13,884
EURO STOXX 50 Puts, 2,650 Strike Price, Expiration 06/17/16	20	17,701
EURO STOXX 50 Puts, 2,900 Strike Price, Expiration 03/18/16	80	58,671
EURO STOXX 50 Puts, 2,925 Strike Price, Expiration 02/19/16	21	8,531
EURO STOXX 50 Puts, 2,950 Strike Price, Expiration 02/19/16	34	16,243
EURO STOXX 50 Puts, 3,100 Strike Price, Expiration 02/19/16	25	29,682
S&P 500 Puts, 1,775 Strike Price, Expiration 04/15/16	15	41,700
S&P 500 Puts, 1,860 Strike Price, Expiration 03/18/16	23	69,276
S&P 500 Puts, 1,875 Strike Price, Expiration 03/18/16	24	80,400
S&P 500 Puts, 1,920 Strike Price, Expiration 02/19/16	20	55,340
S&P 500 Puts, 1,920 Strike Price, Expiration 03/18/16	17	88,400
S&P 500 Puts, 1,925 Strike Price, Expiration 02/19/16	36	104,400
Total Purchased Options (cost $528,133)		584,228

AMG FQ Global Risk-Balanced Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government Obligations - 15.0%[5,6]
United States Treasury Bills, 0.349%, 05/26/16	$1,500,000	$1,498,354
United States Treasury Bills, 0.369%, 06/23/16	1,500,000	1,497,838
United States Treasury Bills, 0.400%, 07/21/16	1,500,000	1,497,225
United States Treasury Bills, 0.415%, 10/13/16	1,500,000	1,495,636
United States Treasury Bills, 0.420%, 09/15/16	1,500,000	1,496,019
United States Treasury Bills, 0.430%, 08/18/16	1,500,000	1,496,432
Total U.S. Government Obligations (cost $8,983,428)		8,981,504
Short-Term Investments - 30.2%
Repurchase Agreements - 4.2%[2]
Cantor Fitzgerald Securities, Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000%-10.500%, 02/15/16-12/20/65, totaling $1,020,000)	1,000,000	1,000,000
Daiwa Capital Markets America, dated 01/29/16, due 02/01/16, 0.380%, total to be received $485,251 (collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, 03/23/16-02/01/49, totaling $494,941)	485,236	485,236
HSBC Securities USA Inc., dated 01/29/16, due 02/01/16, 0.300%, total to be received $30,000 (collateralized by various U.S. Government Agency Obligations, 0.000%-7.250%, 02/22/16-07/15/37, totaling $30,599)	29,999	29,999
Nomura Securities International Inc., dated 01/29/16, due 02/01/16, 0.360%, total to be received $1,000,030 (collateralized by various U.S. Government Agency Obligations, 0.000%-10.500%, 02/20/17-12/20/65, totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,515,235

	Shares
Other Investment Companies - 26.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33%	6,898,514	6,898,514
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.36%	4,353,828	4,353,828
JPMorgan Prime Money Market Fund, Capital Shares, 0.33%	4,302,968	4,302,968
Total Other Investment Companies		15,555,310
Total Short-Term Investments (cost $18,070,545)		18,070,545
Total Investments - 103.3% (cost $66,449,739)		61,815,380
Other Assets, less Liabilities - (3.3)%		(2,000,947)
Net Assets - 100.0%		$59,814,433

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At January 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG FQ Tax-Managed U.S. Equity Fund	$72,982,790	$13,906,878	$(4,567,437)	$9,339,441
AMG FQ U.S. Equity Fund	64,350,104	3,883,573	(4,923,988)	(1,040,415)
AMG FQ Global Risk-Balanced Fund	67,992,970	390,472	(6,568,062)	(6,177,590)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of January 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Tax-Managed U.S. Equity Fund	$1,415,125	1.8%
AMG FQ U.S. Equity Fund	1,476,907	2.4%
AMG FQ Global Risk-Balanced Fund	2,487,169	4.1%

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Some or all of these securities were held as collateral for written options as of January 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ U.S. Equity Fund	$16,288,181	26.6%
AMG FQ Global Risk-Balanced Fund	19,066,650	31.9%

[5]	Represents yield to maturity at January 31, 2016.
[6]	Some or all of these securities were held as collateral for futures contracts as of January 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG FQ Global Risk-Balanced Fund	$8,981,504	15.0%

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of January 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Tax-Managed U.S. Equity Fund
Investments in Securities
Common Stocks†	$79,908,491	—	—	$79,908,491
Short-Term Investments
Repurchase Agreements	—	$1,412,020	—	1,412,020
Other Investment Companies	1,001,720	—	—	1,001,720

Total Investments in Securities	$80,910,211	$1,412,020	—	$82,322,231

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ U.S. Equity Fund
Investments in Securities
Common Stocks†	$60,506,314	—	—	$60,506,314
Purchased Options	930,640	—	—	930,640
Short-Term Investments
Repurchase Agreements	—	$1,458,922	—	1,458,922
Other Investment Companies	413,813	—	—	413,813

Total Investments in Securities	$61,850,767	$1,458,922	—	$63,309,689

Financial Derivative Instruments-Liabilities††
Equity Contracts	$(656,541)	—	—	$(656,541)

Total Financial Derivative Instruments	$(656,541)	—	—	$(656,541)

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG FQ Global Risk-Balanced Fund
Investments in Securities
Exchange Traded Funds†††	$27,394,699	—	—	$27,394,699
Exchange Traded Notes†††	6,784,404	—	—	6,784,404
Purchased Options	584,228	—	—	584,228
U.S. Government Obligations	—	$8,981,504	—	8,981,504
Short-Term Investments
Repurchase Agreements	—	2,515,235	—	2,515,235
Other Investment Companies	15,555,310	—	—	15,555,310

Total Investments in Securities	$50,318,641	$11,496,739	—	$61,815,380

Financial Derivative Instruments-Assets††
Equity Contracts	$169,804	—	—	$169,804
Interest Rate Contracts	1,454,183	—	—	1,454,183

	$1,623,987	—	—	$1,623,987

Financial Derivative Instruments-Liabilities††
Equity Contracts	(1,478,746)	—	—	(1,478,746)

Total Financial Derivative Instruments	$145,241	—	—	$145,241

†	For a detailed break out of the common stocks by major industry classification, please refer to the respective Funds’ Schedule of Portfolio Investments.
††	Derivative instruments, such as futures, written options and forwards, are not reflected in the Schedule of Portfolio Investments. Futures and forwards are valued at the unrealized appreciation/depreciation of the instrument and written options are shown at value.
†††	All exchange traded funds and exchange traded notes held in the Fund are level 1 securities. For a detailed breakout of these securities, please refer to the Fund’s Schedule of Portfolio Investments.

As of January 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

At January 31, 2016, the following Funds had open written options:

AMG FQ U.S. Equity Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
S&P 500 Index (Call)	2,020	04/15/16	94	$150,259	$(39,057)
S&P 500 Index (Call)	2,125	02/19/16	3	2,814	2,724
S&P 500 Index (Call)	2,150	03/18/16	55	60,393	58,468
S&P 500 Index (Call)	2,190	03/18/16	59	59,504	58,324
S&P 500 Index (Call)	2,210	02/19/16	104	91,364	90,844
S&P 500 Index (Put)	1,700	04/15/16	94	338,259	185,979
S&P 500 Index (Put)	1,780	03/18/16	55	115,394	29,209
S&P 500 Index (Put)	1,800	02/19/16	3	3,894	2,394
S&P 500 Index (Put)	1,800	03/18/16	59	117,894	8,744
S&P 500 Index (Put)	1,850	02/19/16	104	164,164	60,164

Totals				$1,103,939	$457,793

Notes to Schedules of Portfolio Investments (continued)

AMG FQ Global Risk-Balanced Fund - Written Option Contracts

Description	Strike Price	Expiration Date	Number of Contracts	Premium	Unrealized Gain/(Loss)
EURO STOXX 50 (Call)	3,350	06/17/16	20	$8,672	$916
EURO STOXX 50 (Call)	3,400	06/17/16	18	5,938	634
EURO STOXX 50 (Call)	3,550	02/19/16	21	3,939	3,917
EURO STOXX 50 (Call)	3,575	02/19/16	34	7,309	7,273
EURO STOXX 50 (Call)	3,600	03/18/16	10	2,521	2,434
EURO STOXX 50 (Call)	3,650	03/18/16	70	25,316	24,936
EURO STOXX 50 (Call)	3,775	02/19/16	12	2,677	2,664
EURO STOXX 50 (Call)	3,800	02/19/16	13	2,391	2,377
EURO STOXX 50 (Put)	2,450	06/17/16	38	25,536	6,229
EURO STOXX 50 (Put)	2,700	03/18/16	80	35,999	10,953
EURO STOXX 50 (Put)	2,750	02/19/16	55	10,098	3,306
EURO STOXX 50 (Put)	2,900	02/19/16	25	4,599	(4,013)
S&P 500 Index (Call)	2,020	04/15/16	15	23,968	(6,242)
S&P 500 Index (Call)	2,150	03/18/16	23	25,252	24,447
S&P 500 Index (Call)	2,190	03/18/16	24	24,190	23,710
S&P 500 Index (Call)	2,210	02/19/16	56	43,562	43,282
S&P 500 Index (Call)	2,225	03/18/16	17	15,264	15,094
S&P 500 Index (Put)	1,700	04/15/16	15	53,968	29,668
S&P 500 Index (Put)	1,780	03/18/16	23	48,251	12,210
S&P 500 Index (Put)	1,800	03/18/16	24	47,942	3,542
S&P 500 Index (Put)	1,850	02/19/16	56	80,762	24,762
S&P 500 Index (Put)	1,850	03/18/16	17	32,264	(14,146)

Totals				$530,418	$217,953

Notes to Schedules of Portfolio Investments (continued)

Transactions in written put and call options for the period ended January 31, 2016, were as follows:

AMG FQ U.S. Equity Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2015	656	$1,237,316
Options written	670	1,183,879
Options exercised/expired/closed	(696)	(1,317,256)

Options outstanding at January 31, 2016	630	$1,103,939

AMG FQ Global Risk-Balanced Fund

	Number of Contracts	Amount of Premiums
Options outstanding at October 31, 2015	708	$732,262
Options written	705	532,428
Options exercised/expired/closed	(747)	(734,273)

Options outstanding at January 31, 2016	666	$530,418

Notes to Schedules of Portfolio Investments (continued)

At January 31, 2016, the following Funds had open futures contracts:

AMG FQ US Equity Fund - Future Contracts

Type	Number of Contracts	Position	Expiration Date	Unrealized gain
S&P 500 E-Mini Index	2	Long	03/18/16	$(10,395)

AMG FQ Global Risk-Balanced Fund - Future Contracts

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Amsterdam Index	EUR	11	Long	02/19/16	$39,899
Australia 10-Year Bond	AUD	105	Long	03/16/16	195,333
Australian SPI 200 Index	AUD	24	Long	03/18/16	42,868
CAC 40 Index	EUR	20	Long	02/22/16 to 03/21/16	(14,990)
Canadian 10-Year Bond	CAD	95	Long	03/31/16	245,544
Dax Index	EUR	4	Long	03/18/16	(53,710)
E-Mini MSCI Index	USD	117	Long	03/18/16	(193,898)
Euro-Bund 30 Year	EUR	45	Long	03/10/16	386,102
FTSE 100 Index	GBP	16	Long	03/21/16	30,114
FTSE/MIB Index	EUR	9	Long	03/18/16	(126,593)
Hang Seng Index	HKD	8	Long	02/29/16	37,477
IBEX 35 Index	EUR	10	Long	02/22/16	(4,891)
Russell 2000 E-Mini Index	USD	49	Long	03/18/16	(519,080)
S&P 500 E-Mini Index	USD	18	Long	03/18/16	(93,557)
S&P/TSX 60 Index	CAD	17	Long	03/18/16	9,415
TOPIX Index	JPY	12	Long	03/11/16	(149,531)
U.K. 10-Year Gilt	GBP	73	Long	03/31/16	283,454
U.S. Treasury Long Bond	USD	53	Long	03/31/16	343,750

Total					$457,706

INVESTMENTS ABBREVIATIONS:

REIT:	Real Estate Investment Trust
TIPS:	Treasury Inflation-Protected Securities
SPDR:	Standard & Poor’s Depositary Receipt

Notes to Schedules of Portfolio Investments (continued)

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar	HKD:	Hong Kong Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen
EUR:	Euro	USD:	U.S. Dollar
GBP:	British Pound

VALUATION OF INVESTMENTS

Equity securities, including option contracts, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, option contracts)

Notes to Schedules of Portfolio Investments (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

OPTIONS

An option is a contract that gives the buyer the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a certain date. A written option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is recognized as realized gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices as of the close of the Futures Exchange. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded unless otherwise noted.

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (unaudited) January 31, 2016

	Principal Amount	Value

Corporate Bonds and Notes - 43.0%
Financials - 11.4%
Bank of America Corp., 5.625%, 07/01/20	$5,607,000	$6,207,207
General Electric Capital Corp., GMTN, 6.000%, 08/07/19	6,244,000	7,128,875
The Goldman Sachs Group, Inc., 6.125%, 02/15/33	6,520,000	7,573,110
JPMorgan Chase & Co., Series S, 6.750%, 01/29/49[1,2]	4,350,000	4,714,312
Morgan Stanley, GMTN, 5.500%, 07/28/21	6,809,000	7,625,372
National Rural Utilities Cooperative Finance Corp., MTN, 3.250%, 11/01/25	4,732,000	4,832,006
US Bancorp, MTN, 2.950%, 07/15/22	7,090,000	7,156,327
Visa, Inc., 3.150%, 12/14/25	4,910,000	4,997,658
Wells Fargo & Co., Series U, 5.875%, 12/29/49[1,2]	4,625,000	4,880,994
Total Financials		55,115,861
Industrials - 31.6%
AbbVie, Inc., 3.200%, 11/06/22	5,000,000	5,008,675
Actavis Funding SCS, 3.800%, 03/15/25	4,784,000	4,863,036
Anheuser-Busch InBev Finance, Inc., 3.650%, 02/01/26	7,194,000	7,299,953
Automatic Data Processing, Inc., 3.375%, 09/15/25	7,439,000	7,723,847
BorgWarner, Inc., 3.375%, 03/15/25	10,800,000	10,286,654
Burlington Northern Santa Fe LLC, 6.150%, 05/01/37	4,159,000	5,014,257
CF Industries, Inc., 7.125%, 05/01/20	7,988,000	8,983,305
Comcast Corp., 7.050%, 03/15/33	3,030,000	3,864,780
CVS Health Corp., 4.000%, 12/05/23	7,250,000	7,647,880
Ford Motor Co., 7.450%, 07/16/31	6,206,000	7,564,276
Georgia-Pacific LLC, 8.000%, 01/15/24	5,601,000	7,126,141
Host Hotels & Resorts, L.P., Series C, 4.750%, 03/01/23	4,964,000	5,198,857
International Paper Co., 3.800%, 01/15/26	5,250,000	5,115,427
McDonald’s Corp., MTN, 3.700%, 01/30/26	3,477,000	3,522,636
Microsoft Corp., 2.650%, 11/03/22	9,482,000	9,640,700
Mohawk Industries, Inc., 3.850%, 02/01/23	6,255,000	6,441,243
Owens Corning, 4.200%, 12/15/22	5,038,000	5,114,144
PepsiCo, Inc., 3.100%, 07/17/22	7,350,000	7,661,464
Rogers Communications, Inc., 3.625%, 12/15/25	4,988,000	4,965,918
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	4,525,000	4,691,706
Tyson Foods, Inc., 4.875%, 08/15/34	5,373,000	5,465,663
Verizon Communications, Inc., 5.150%, 09/15/23	6,430,000	7,124,826
Viacom, Inc., 6.875%, 04/30/36	4,850,000	4,672,592
Weyerhaeuser Co., 7.375%, 03/15/32	5,862,000	6,962,948
Total Industrials		151,960,928
Total Corporate Bonds and Notes (cost $212,583,848)		207,076,789

1

AMG GW&K Core Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Municipal Bonds - 5.7%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	$4,465,000	$6,545,601
Los Angeles Unified School District, 5.750%, 07/01/34	6,040,000	7,535,927
Metropolitan Transportation Authority Revenue, Build America Bonds, 6.687%, 11/15/40	3,900,000	5,276,505
New Jersey Transportation Trust Fund Authority Revenue, Build America Bonds, Series C, 5.754%, 12/15/28	6,280,000	6,709,489
Ohio Jobs Beverage System Statewide Revenue Bonds, Taxable Series B, 4.532%, 01/01/35	1,065,000	1,171,106
Total Municipal Bonds (cost $27,100,216)		27,238,628
U.S. Government and Agency Obligations - 49.1%
Federal Home Loan Mortgage Corporation - 8.3%
FHLMC Gold Pool,
3.500%, 11/01/25	10,811,470	11,470,322
4.000%, 05/01/26	440,415	470,418
5.000%, 06/01/41 to 07/01/44	19,347,242	21,502,850
6.000%, 12/01/39	5,829,778	6,696,009
Total Federal Home Loan Mortgage Corporation		40,139,599
Federal National Mortgage Association - 24.2%
FNMA,
3.500%, 07/01/28	5,899,135	6,270,974
4.000%, 01/01/29	10,606,968	11,286,968
4.500%, 04/01/39 to 06/01/41	37,265,052	40,979,938
5.000%, 02/01/34 to 08/01/40	21,763,923	24,131,349
5.500%, 08/01/37 to 10/01/41	29,846,825	33,706,186
Total Federal National Mortgage Association		116,375,415
U.S. Government Obligations - 16.6%
U.S. Treasury Bonds,
3.500%, 02/15/39	4,101,000	4,759,641
4.500%, 02/15/36	2,900,000	3,884,811
6.250%, 08/15/23	28,722,000	37,974,189
U.S. Treasury Notes,
2.125%, 09/30/21	10,600,000	10,969,548
2.250%, 11/15/24	21,850,000	22,509,346
Total U.S. Government Obligations		80,097,535
Total U.S. Government and Agency Obligations (cost $234,805,868)		236,612,549

	Shares
Other Investment Companies - 1.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.33% (cost $7,969,093)	7,969,093	7,969,093
Total Investments - 99.4% (cost $482,459,025)		478,897,059
Other Assets, less Liabilities - 0.6%		2,697,329
Net Assets - 100.0%		$481,594,388

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $482,915,630 for federal income tax purposes at January 31, 2016, the aggregate gross unrealized appreciation and depreciation were $3,722,235 and $7,740,806, respectively, resulting in net unrealized depreciation of investments of $4,018,571.

[1]	Variable Rate Security: The rate listed is as of January 31, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[2]	Perpetuity Bond: The date shown is the final call date.
[3]	Yield shown represents the January 31, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Note
MTN:	Medium-Term Note

VALUATION OF INVESTMENTS

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager for the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) define fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

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Notes to Schedules of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of January 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG GW&K Core Bond Fund
Investments in Securities
Corporate Bonds and Notes†	—	$207,076,789	—	$207,076,789
Municipal Bonds	—	27,238,628	—	27,238,628
U.S. Government and Agency Obligations†	—	236,612,549	—	236,612,549
Other Investment Companies	$7,969,093	—	—	7,969,093

Total Investments in Securities	$7,969,093	$470,927,966	—	$478,897,059

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Schedule of Portfolio Investments.

As of January 31, 2016, the Fund had no transfers between levels from the beginning of the reporting period.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	March 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	March 16, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	March 16, 2016